Customer Accounts - Interest Expense on Customer Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Banking and Thrift [Abstract]
Checking accounts	$ 1,491	$ 1,036	$ 1,259
Passbook and statement accounts	734	660	607
Insured money market accounts	3,285	3,631	4,574
Time deposit accounts	47,425	46,273	52,636
Interest expense on customer accounts, gross	52,935	51,600	59,076
Less early withdrawal penalties	(450)	(546)	(552)
Interest expense on customer accounts	$ 52,485	$ 51,054	$ 58,524
Weighted average interest rate at end of year	0.50%	0.48%	0.51%
Weighted daily average interest rate during the year	0.50%	0.48%	0.57%